UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989
Exact name of registrant as specified in charter:	Voyageur Mutual Funds II
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Colorado Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.41%
Corporate Revenue Bond – 1.25%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	$2,494,118
		2,494,118
Education Revenue Bonds – 12.64%
Colorado Educational & Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	512,335
5.00% 11/1/44	890,000	900,404
144A 5.25% 7/1/46 #	1,350,000	1,388,651
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,287,205
7.45% 8/1/48	1,000,000	1,163,120
(Alexander Dawson School-Nevada Project) 5.00%
5/15/29	1,490,000	1,783,813
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,286,766
(Charter School Project) 5.00% 7/15/37	1,150,000	1,236,905
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	2,016,238
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,088,560
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	460,854
5.00% 12/1/42	540,000	545,427
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	638,513
144A 5.00% 7/1/46 #	500,000	505,280
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	791,882
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	880,786
144A 5.50% 7/1/49 #	870,000	891,193
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	430,580
Series A 4.00% 3/1/36	550,000	589,193
(University of Lab Charter School) 144A 5.00%
12/15/45 #	500,000	506,230
(Vail Mountain School Project) 4.00% 5/1/46	80,000	79,902
(Windsor Charter Academy Project) 144A 5.00%
9/1/46 #	890,000	879,596
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,965,508
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,308,300
		25,137,241

NQ- 339 [5/17] 7/17 (220404)     1

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 3.36%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	$1,731,045
Series A 5.00% 11/15/45	750,000	861,885
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,092,330
		6,685,260
Healthcare Revenue Bonds – 25.76%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	169,536
8.00% 8/1/43	1,000,000	1,145,100
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,580,979
Series A 5.00% 2/1/41	2,250,000	2,325,127
Series A 5.25% 2/1/33	1,000,000	1,057,920
Series A 5.25% 1/1/45	3,000,000	3,175,110
Series D 6.25% 10/1/33	2,000,000	2,115,580
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,569,450
6.375% 1/1/41	1,000,000	1,090,650
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,273,040
Series A 5.00% 12/1/35	1,000,000	1,094,380
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,897,530
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,003,920
5.00% 12/1/42	2,500,000	2,596,200
5.625% 6/1/43	1,150,000	1,234,859
(Frasier Meadows Retirement Community Project) Series
A 5.25% 5/15/37	485,000	517,936
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,231,400
(National Jewish Health Project) 5.00% 1/1/27	300,000	314,616
(NCMC Project) 4.00% 5/15/32	2,000,000	2,157,660
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,394,559
(Sisters of Charity of Leavenworth Health System) Series
B 5.25% 1/1/25	2,500,000	2,737,325
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	993,185
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,159,160
(Valley View Hospital Association) 5.50% 5/15/28	975,000	1,009,281

2     NQ- 339 [5/17] 7/17 (220404)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	$2,702,675
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	2,001,113
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,706,221
		51,254,512
Housing Revenue Bonds – 0.16%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	155,000	159,968
Series AA 4.50% 11/1/23 (GNMA)	160,000	163,456
		323,424
Lease Revenue Bonds – 4.27%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,570,857
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,230,380
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	765,521
5.00% 6/15/36	1,055,000	1,216,436
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,703,265
		8,486,459
Local General Obligation Bonds – 14.38%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	331,626
4.00% 12/1/31	1,000,000	1,098,150
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,650,915
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,303,263
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,126,120
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,427,685

NQ- 339 [5/17] 7/17 (220404)     3

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver City & County
Series A 5.00% 8/1/26	500,000	$621,815
Series A 5.00% 8/1/27	600,000	740,070
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,479,305
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	364,003
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,370,285
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	390,586
5.50% 12/1/38	455,000	497,019
Garfield Pitkin & Eagle Counties School District No. RE-1
Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,442,753
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,562,388
Leyden Rock Metropolitan District No 10
Series A 5.00% 12/1/45	1,000,000	1,004,810
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,604,488
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,020,460
Weld County Reorganized School District No. RE-8
5.00% 12/1/31	990,000	1,201,870
5.00% 12/1/32	660,000	796,897
Weld County School District No. RE-1
5.00% 12/15/31 (AGM)	1,000,000	1,199,720
Weld County School District No. RE-3J
5.00% 12/15/34 (BAM)	2,000,000	2,375,280
		28,609,508
Pre-Refunded Bonds – 8.42%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,691,025
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,754,445
Series A 6.25% 11/15/40-20 §	750,000	879,840
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48-18 §	2,000,000	2,134,320
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,491,140

4     NQ- 339 [5/17] 7/17 (220404)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
North Range Metropolitan
District No. 2 5.50% 12/15/37-17 §	1,200,000	$1,229,688
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	2,795,000	3,020,473
Series HH 5.00% 6/1/29-19 §	2,355,000	2,544,978
		16,745,909
Special Tax Revenue Bonds – 17.47%
Canyons Metropolitan District No. 5
Series A 6.125% 12/1/47	500,000	500,820
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	748,309
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,685,940
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,991,569
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,829,030
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00%
12/1/25	1,250,000	1,535,387
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,726,177
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,317,687
Series A 5.25% 1/1/36	1,675,000	1,785,667
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	959,120
5.35% 12/1/31	720,000	726,653
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,308,807
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	814,244
Series A 5.00% 11/1/31	1,495,000	1,805,437
Series A 5.00% 11/1/36	2,750,000	3,247,695
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,698,851
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,609,906

NQ- 339 [5/17] 7/17 (220404)     5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/41	2,400,000	$2,657,952
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	518,910
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	983,171
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	773,936
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	548,671
Series B 5.00% 12/1/36	810,000	914,020
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,066,550
		34,754,509
Transportation Revenue Bonds – 9.76%
Colorado High Performance Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,311,885
Denver City & County Airport System Revenue
Series A 5.25% 11/15/36	2,500,000	2,742,275
Series B 5.00% 11/15/30	1,000,000	1,144,860
Series B 5.00% 11/15/32	1,000,000	1,144,860
Series B 5.00% 11/15/37	8,000,000	9,119,120
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	756,012
Series C 5.375% 9/1/26	2,000,000	2,189,140
		19,408,152
Water & Sewer Revenue Bonds – 0.94%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	780,660
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (AGC)	250,000	274,617
Town of Castle Rock Water & Sewer Revenue
Series 2016 4.00% 12/1/34	750,000	805,815
		1,861,092
Total Municipal Bonds (cost $184,125,707)		195,760,184

6     NQ- 339 [5/17] 7/17 (220404)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 0.69%
Money Market Mutual Fund – 0.44%
Dreyfus Tax Exempt Cash Management Fund	872,140	$872,140
		872,140

	Principal amount°
Variable Rate Demand Notes – 0.25%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
0.70% 12/1/35 (LOC-TD Bank N.A.)	300,000	300,000
0.70% 12/1/37 (LOC-JPMorgan Chase Bank N. A.)	200,000	200,000
		500,000
Total Short-Term Investments (cost $1,372,140)		1,372,140

Total Value of Securities – 99.10%
(cost $185,497,847)		197,132,324

Receivables and Other Assets Net of Liabilities – 0.90%		1,796,655
Net Assets Applicable to 17,673,301 Shares Outstanding – 100.00%		$198,928,979

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $9,791,342, which represents 4.92% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

NQ- 339 [5/17] 7/17 (220404)     7

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.

See accompanying notes.

8     NQ- 339 [5/17] 7/17 (220404)

Notes
Delaware Tax-Free Colorado Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds II (Trust) – Delaware Tax-Free Colorado Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value per share as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$185,497,847
Aggregate unrealized appreciation	11,784,916
Aggregate unrealized depreciation	(150,439)
Net unrealized appreciation	$11,634,477

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ- 339 [5/17] 7/17 (220404)     9

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Municipal Bonds	$—	$195,760,184	$195,760,184
Short-Term Investments	872,140	500,000	1,372,140
Total Value of Securities	$872,140	$196,260,184	$197,132,324

1Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent 63.56% and 36.44%, respectively, of the total market value of this security type.

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of Investments” and accompanying notes.

10     NQ- 339 [5/17] 7/17 (220404)

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ- 339 [5/17] 7/17 (220404)     11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: